Stockholders' Equity (Deficit) - Statutory reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders Equity Details
Retained earnings appropriated	$ 19	$ 135	$ 920
Minimum
Stockholders Equity Details
Minimum percentage of after-tax profit transferred by Chinese subsidiaries to general reserve fund (as a percent)	10.00%
Maximum
Stockholders Equity Details
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund (as a percent)	50.00%